Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from contracts with customers [Abstract]
Revenue

5.Revenue

i)	Disaggregation of Revenue

	For the Three Months Ended March 31,
	2022	2021
	$’000	$’000
Value-based care	246,575	27,259
Software licensing	7,756	35,964
Clinical services	12,115	8,070
	266,446	71,293

In January 2021, we entered into a License and Support Agreement (“License Agreement”) with TELUS. As part of the License Agreement, the Group received an upfront payment of $66.9 million in exchange for the right to use the Company’s digital healthcare platform (“Software Platform”), specified upgrades to be delivered over a 24-month period, post-contract support (“PCS”), and a right to access enhancements to the Group’s Software Platform over a period of seven years. We identified that the License Agreement included multiple performance obligations and allocated the transaction price to the separate performance obligations on a relative standalone basis. We determined the standalone selling prices based on our overall pricing objectives, taking into consideration market inputs and entity specific factors, including standalone selling prices when available. We also concluded that the upfront payment included a significant financing component. As a result, the transaction price was adjusted to account for the time value of money and interest expense will be recognized over the duration of the contract.

ii)	Contract Balances

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.

	As of
	March 31, 2022	December 31, 2021
	$’000	$’000
Trade receivables	7,068	8,278
Contract assets	5,557	4,484
Contract liabilities	86,426	94,182

The contract assets primarily relate to the Group’s rights to consideration for work performed but subject to customer acceptance at the reporting date. There was no impact on contract assets as a result of acquisition of subsidiaries. The contract assets are transferred to receivables when the rights become unconditional. This usually occurs when the Group issues an invoice to the customer. The Group’s customers generally pay for invoices in the month following the issuance date.

iii)	Transaction Price Allocated to the Remaining Performance Obligations

The following table includes revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the reporting date:

					2026
	Remainder				and
	of 2022	2023	2024	2025	beyond	Total
	$’000	$’000	$’000	$’000	$’000	$’000
As of March 31, 2022	22,663	18,366	18,959	15,539	10,899	86,426

The table below shows significant changes in contract liabilities:

2022
$’000
Balance on January 1,	94,182
Amounts billed but not recognized	849
Revenue recognized	(6,091)
Effect of movements in foreign exchange	(2,514)
Balance on March 31,	86,426

No revenue was recognized from performance obligations satisfied (or partially satisfied) in previous periods.

8.Revenue

i)Disaggregation of Revenue

	For the Year Ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Value-based care	220,852	26,038	—
Software licensing	60,052	24,603	2,002
Clinical services	42,017	28,631	14,032
	322,921	79,272	16,034

In January 2021, we entered into a License and Support Agreement (“License Agreement”) with TELUS. As part of the License Agreement, the Group received an upfront payment of $66.9 million in exchange for the right to use the Company’s digital healthcare platform (“Software Platform”), specified upgrades to be delivered over a 24-month period, post-contract support (“PCS”), and a right to access enhancements to the Group’s Software Platform over a period of seven years. We identified that the License Agreement included multiple performance obligations and allocated the transaction price to the separate performance obligations on a relative standalone basis. We determined the standalone selling prices based on our overall pricing objectives, taking into consideration market inputs and entity specific factors, including standalone selling prices when available. We also concluded that the upfront payment included a significant financing component. As a result, the transaction price was adjusted to account for the time value of money and interest expense will be recognized over the duration of the contract.

ii)Contract Balances

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.

	As of December 31,
	2021	2020
	$’000	$’000
Trade receivables (Note 20)	8,278	4,674
Contract assets (Note 20)	4,484	2,378
Contract liabilities (Note 8 iii)	94,182	76,018

The contract assets primarily relate to the Group’s rights to consideration for work performed but subject to customer acceptance at the reporting date. There was no impact on contract assets as a result of acquisition of subsidiaries. The contract assets are transferred to receivables when the rights become unconditional. This usually occurs when the Group issues an invoice to the customer. The Group’s customers generally pay for invoices in the month following the issuance date.

iii)Transaction Price Allocated to the Remaining Performance Obligations

The following table includes revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the reporting date:

					2026
					and
	2022	2023	2024	2025	beyond	Total
	$’000	$’000	$’000	$’000	$’000	$’000
As of December 31, 2021	23,786	18,918	19,349	17,852	14,277	94,182

The table below shows significant changes in contract liabilities:

	2021	2020
	$’000	$’000
Balance on January 1	76,018	81,584
Amounts billed but not recognized	61,176	18,080
Revenue recognized	(43,012)	(23,646)
Balance on December 31	94,182	76,018

No revenue was recognized from performance obligations satisfied (or partially satisfied) in previous periods.